S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 28, 2026 USD ($) $ / shares shares
Graf Industrial II Sponsor, LLC | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,584,333
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Graf Industrial II Sponsor, LLC | Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,575,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,575,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Graf Industrial II Sponsor, LLC | Loans Made for Offering And Organizational Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Repayment of loans made to us to cover offering related and organizational expenses.
G-SPAC Management LLC, an affiliate of our sponsor | Monthly Office Space And Administrative Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Office space and administrative services provided to members of our management team.
Graf Industrial II Sponsor, LLC, or Affiliates, Officers and Directors | Loans Made to Finance Transaction Costs [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Loans to finance transaction costs in connection with an initial business combination.
Sponsor Compensation Amount | $	$ 1,500,000
Graf Industrial II Sponsor, LLC, or Affiliates, Officers and Directors | Any Out-of-Pocket Expenses [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Nature	Any out-of-pocket expenses related to identifying, investigating, negotiation and completing an initial business combination